Deferred income tax - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax
Deferred tax assets	$ 68,867	$ 73,038
Deferred tax liabilities	$ (227,421)	$ (171,289)